Filed Pursuant to Rule 485(b)
Registration No.	333-160877
811-22320

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. __
Post-Effective Amendment No. 22	X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 25	X

RUSSELL EXCHANGE TRADED FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington	98101
(Address of Principal Executive Office)	(ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Russell Exchange Traded Funds Trust 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP 200 Clarendon Street, 27th Floor Boston, Massachusetts 02116 617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 11, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________________, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 15 to Registration Nos. 333-160877 and 811-22320 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 22 to Registration Nos. 333-160877 and 811-22320.  This Post-Effective Amendment No. 22 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 15.  The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before November 11, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Exchange Traded Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933.   The Registrant has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 11th day of October, 2011.

RUSSELL EXCHANGE TRADED FUNDS TRUST
Registrant

	By:	*
James Polisson, President

/s/ Mary Beth Rhoden
* By Mary Beth Rhoden Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on October 11, 2011.

Signatures	Signatures

*	*
James Polisson, Trustee, President and	Mark E. Swanson, Treasurer and
Chief Executive Officer	Chief Accounting Officer

*	*
Evelyn S. Dilsaver, Trustee	Daniel O. Leemon, Trustee

*	*
Jane A. Freeman, Trustee	Ernest L. Schmider, Trustee

*
Lee T. Kranefuss, Trustee

/s/ Mary Beth Rhoden
*By Mary Beth Rhoden
Attorney-in-fact

*	Executed pursuant to powers of attorney filed with this Post-Effective Amendment No. 22 to Registration Statement Nos. 333-160877 and 811-22320.